SCHEDULE OF REPORTABLE SEGMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue	$ 10,783,280	$ 7,624,697	$ 34,416,335	$ 31,407,454
Income tax expense			2,356,499	1,607,441
Segment profit (loss)	1,677,536	1,637,055	4,294,257	3,583,534
Expenditures for segment assets	176,684	96,136	782,219	1,080,598
Expenditures for segment assets	(176,684)	(96,136)	(782,219)	(1,080,598)
Corporate and Other [Member]
Revenue from External Customer [Line Items]
Revenue	10,783,280	7,624,697	34,416,335	31,407,454
Interest expense	57,618	62,274	199,930	260,657
Depreciation and amortization	232,488	232,965	965,935	851,672
Income tax expense	712,446	485,456	2,385,682	1,607,441
Segment profit (loss)	1,533,059	1,450,571	3,449,162	2,977,050
Segment assets	45,116,791	36,660,094	39,551,270	35,087,388
Expenditures for segment assets	176,684	96,136	782,219	1,071,108
Expenditures for segment assets	(176,684)	(96,136)	(782,219)	(1,071,108)
EWCP [Member] | Corporate and Other [Member]
Revenue from External Customer [Line Items]
Revenue	47,253	71,351	420,811	334,423
Interest expense				54
Depreciation and amortization	9,244	9,977	40,247	41,969
Income tax expense			24,384	121,164
Segment profit (loss)	(124,175)	(219,256)	(368,994)	(536,220)
Segment assets	1,879,593	2,360,199	1,929,537	2,111,501
Expenditures for segment assets
Expenditures for segment assets
BCPA [Member] | Corporate and Other [Member]
Revenue from External Customer [Line Items]
Revenue	10,736,027	7,553,346	33,995,524	31,073,031
Interest expense	57,618	62,274	199,930	260,603
Depreciation and amortization	223,244	222,988	925,688	809,703
Income tax expense	712,446	485,456	2,361,298	1,486,277
Segment profit (loss)	1,657,234	1,669,827	3,818,156	3,513,270
Segment assets	43,237,198	34,299,895	37,621,733	32,975,887
Expenditures for segment assets	176,684	96,136	782,219	1,071,108
Expenditures for segment assets	$ (176,684)	$ (96,136)	$ (782,219)	$ (1,071,108)